Capital structure and financing, Liquidity Risk (Details) - Liquidity Risk [Member] - AUD ($) $ in Thousands	Jun. 30, 2024	Jun. 30, 2023
Maturity analysis [Abstract]
Financial liabilities	$ 274,725	$ 127,961
OIC Class A Preferred Shares (USD) [Member]
Maturity analysis [Abstract]
Financial liabilities	52,474
OIC Series 2024-A Notes (USD) [Member]
Maturity analysis [Abstract]
Financial liabilities	30,136
OIC Class B Preferred Shares (USD) [Member]
Maturity analysis [Abstract]
Financial liabilities	14,993
USD Term Loan [Member]
Maturity analysis [Abstract]
Financial liabilities	94,903	90,645
Payables [Member]
Maturity analysis [Abstract]
Financial liabilities	60,440	15,474
Supplier Finance Arrangement [Member]
Maturity analysis [Abstract]
Financial liabilities	14,013	9,306
Term Loan with Customer [Member]
Maturity analysis [Abstract]
Financial liabilities		4,523
Lease Liabilities [Member]
Maturity analysis [Abstract]
Financial liabilities	7,766	8,013
On Demand [Member]
Maturity analysis [Abstract]
Financial liabilities	59,260	24,780
On Demand [Member] | OIC Class A Preferred Shares (USD) [Member]
Maturity analysis [Abstract]
Financial liabilities	0
On Demand [Member] | OIC Series 2024-A Notes (USD) [Member]
Maturity analysis [Abstract]
Financial liabilities	0
On Demand [Member] | OIC Class B Preferred Shares (USD) [Member]
Maturity analysis [Abstract]
Financial liabilities	0
On Demand [Member] | USD Term Loan [Member]
Maturity analysis [Abstract]
Financial liabilities	0	0
On Demand [Member] | Payables [Member]
Maturity analysis [Abstract]
Financial liabilities	45,247	15,474
On Demand [Member] | Supplier Finance Arrangement [Member]
Maturity analysis [Abstract]
Financial liabilities	14,013	9,306
On Demand [Member] | Term Loan with Customer [Member]
Maturity analysis [Abstract]
Financial liabilities		0
On Demand [Member] | Lease Liabilities [Member]
Maturity analysis [Abstract]
Financial liabilities	0	0
Not Later than 3 Months [Member]
Maturity analysis [Abstract]
Financial liabilities	173	158
Not Later than 3 Months [Member] | OIC Class A Preferred Shares (USD) [Member]
Maturity analysis [Abstract]
Financial liabilities	0
Not Later than 3 Months [Member] | OIC Series 2024-A Notes (USD) [Member]
Maturity analysis [Abstract]
Financial liabilities	0
Not Later than 3 Months [Member] | OIC Class B Preferred Shares (USD) [Member]
Maturity analysis [Abstract]
Financial liabilities	0
Not Later than 3 Months [Member] | USD Term Loan [Member]
Maturity analysis [Abstract]
Financial liabilities	0	0
Not Later than 3 Months [Member] | Payables [Member]
Maturity analysis [Abstract]
Financial liabilities	0	0
Not Later than 3 Months [Member] | Supplier Finance Arrangement [Member]
Maturity analysis [Abstract]
Financial liabilities	0	0
Not Later than 3 Months [Member] | Term Loan with Customer [Member]
Maturity analysis [Abstract]
Financial liabilities		0
Not Later than 3 Months [Member] | Lease Liabilities [Member]
Maturity analysis [Abstract]
Financial liabilities	173	158
3-12 Months [Member]
Maturity analysis [Abstract]
Financial liabilities	532	5,010
3-12 Months [Member] | OIC Class A Preferred Shares (USD) [Member]
Maturity analysis [Abstract]
Financial liabilities	0
3-12 Months [Member] | OIC Series 2024-A Notes (USD) [Member]
Maturity analysis [Abstract]
Financial liabilities	0
3-12 Months [Member] | OIC Class B Preferred Shares (USD) [Member]
Maturity analysis [Abstract]
Financial liabilities	0
3-12 Months [Member] | USD Term Loan [Member]
Maturity analysis [Abstract]
Financial liabilities	0	0
3-12 Months [Member] | Payables [Member]
Maturity analysis [Abstract]
Financial liabilities	0	0
3-12 Months [Member] | Supplier Finance Arrangement [Member]
Maturity analysis [Abstract]
Financial liabilities	0	0
3-12 Months [Member] | Term Loan with Customer [Member]
Maturity analysis [Abstract]
Financial liabilities		4,523
3-12 Months [Member] | Lease Liabilities [Member]
Maturity analysis [Abstract]
Financial liabilities	532	487
1-5 Years [Member]
Maturity analysis [Abstract]
Financial liabilities	210,795	93,475
1-5 Years [Member] | OIC Class A Preferred Shares (USD) [Member]
Maturity analysis [Abstract]
Financial liabilities	52,474
1-5 Years [Member] | OIC Series 2024-A Notes (USD) [Member]
Maturity analysis [Abstract]
Financial liabilities	30,136
1-5 Years [Member] | OIC Class B Preferred Shares (USD) [Member]
Maturity analysis [Abstract]
Financial liabilities	14,993
1-5 Years [Member] | USD Term Loan [Member]
Maturity analysis [Abstract]
Financial liabilities	94,903	90,645
1-5 Years [Member] | Payables [Member]
Maturity analysis [Abstract]
Financial liabilities	15,193	0
1-5 Years [Member] | Supplier Finance Arrangement [Member]
Maturity analysis [Abstract]
Financial liabilities	0	0
1-5 Years [Member] | Term Loan with Customer [Member]
Maturity analysis [Abstract]
Financial liabilities		0
1-5 Years [Member] | Lease Liabilities [Member]
Maturity analysis [Abstract]
Financial liabilities	3,096	2,830
Later than 5 Years [Member]
Maturity analysis [Abstract]
Financial liabilities	3,965	4,538
Later than 5 Years [Member] | OIC Class A Preferred Shares (USD) [Member]
Maturity analysis [Abstract]
Financial liabilities	0
Later than 5 Years [Member] | OIC Series 2024-A Notes (USD) [Member]
Maturity analysis [Abstract]
Financial liabilities	0
Later than 5 Years [Member] | OIC Class B Preferred Shares (USD) [Member]
Maturity analysis [Abstract]
Financial liabilities	0
Later than 5 Years [Member] | USD Term Loan [Member]
Maturity analysis [Abstract]
Financial liabilities	0	0
Later than 5 Years [Member] | Payables [Member]
Maturity analysis [Abstract]
Financial liabilities	0	0
Later than 5 Years [Member] | Supplier Finance Arrangement [Member]
Maturity analysis [Abstract]
Financial liabilities	0	0
Later than 5 Years [Member] | Term Loan with Customer [Member]
Maturity analysis [Abstract]
Financial liabilities		0
Later than 5 Years [Member] | Lease Liabilities [Member]
Maturity analysis [Abstract]
Financial liabilities	$ 3,965	$ 4,538